Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Loans Receivable
Schedule of loans receivable

	2024	2023
G Mining Ventures Term Loan	$75.9	$—
EMX Loan	34.1	—
Skeena Convertible Debenture	—	24.8
SolGold Term Loan	—	—
Loans receivable	$110.0	$24.8
Current	$5.9	$—
Non-Current	104.1	24.8
Loans receivable	$110.0	$24.8